PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	$ 9,491	$ 8,835
Less: Accumulated Depreciation	4,837	4,470
Property, Plant and Equipment, Net	4,654	4,365
Gross assets acquired under capital leases	38	38
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	577	536
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	1,979	1,919
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	5,357	5,057
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	705	643
Construction In Progress And Other [Member]
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	$ 873	$ 680